Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table, or the Pay vs. Performance Table, is required by the SEC to be included in this Proxy Statement to (i) summarize compensation paid to our CEO, who is our principal executive officer, or PEO, as set forth in our Summary Compensation Table, compensation actually paid to our PEO calculated as prescribed by SEC rules, average compensation paid to our Non-PEO Named Executive Officers, or NEOs, as set forth in our Summary Compensation Table, and average compensation actually paid to our Non-PEO NEOs calculated as prescribed by SEC rules, each for the years 2024, 2023, 2022, 2021 and 2020; and (ii) provide total shareholder return values for the Company and its peer group for the period beginning January 1, 2020 through December 31, 2024 and the net income and Adjusted EBITDA of the Company for 2024, 2023, 2022, 2021 and 2020. On July 1, 2021, the Board of Directors of the Company elected and appointed Adam J. Greenlee as CEO of the Company, effective September 1, 2021, succeeding Anthony J. Allott in such position. Mr. Allott was our CEO from March 2006 through August 2021. Therefore, information for each of Mr. Allott and Mr. Greenlee are included in the table and charts below during the time periods for which they served as our CEO. On March 8, 2023, the Board of Directors of the Company appointed Kimberly I. Ulmer as Chief Financial Officer of the Company, succeeding Robert B. Lewis in such position. Therefore, information for Ms. Ulmer is included in the Non-PEO Named Executive Officers columns of the table and charts below for 2023 and 2024 only.
For each of 2020, 2021, 2022 and 2024, the increase in the Compensation Actually Paid to the PEO and the Non-PEO NEOs over the Summary Compensation Table totals for the PEO and the Non-PEO NEOs was almost entirely due to the increase in the share price of the Company’s Common Stock in each of such years. For example, for 2024, the price per share of the Company’s Common Stock which was used to calculate equity compensation for columns (c) and (e) in the Pay vs. Performance Table below was the closing sales price of $52.05 on the last business day of 2024 (December 31, 2024), which reflects an increase of approximately 19% from the share price of $43.905 (the average of the high and low sales prices on the grant date of March 1, 2024) used to calculate equity compensation in the Summary Compensation Table, and an increase of approximately 15% from the closing sales price of $45.25 on December 31, 2023 used to calculate the increase in value of outstanding equity awards, which increase in value is included in the amounts in columns (c) and (e) in the Pay vs. Performance Table below, as compared to the Summary Compensation Table which does not include amounts for increases or decreases in values of outstanding equity awards. For 2022, the price per share of the Company’s Common Stock which was used to calculate equity compensation for columns (c) and (e) in the Pay vs. Performance Table below was the closing sales price of $51.84 on the last business day of 2022 (December 31, 2022), which reflects an increase of approximately 25% from the share price of $41.45 (the average of the high and low sales prices on the grant date of March 1, 2022) used to calculate equity compensation in the Summary Compensation Table, and an increase of approximately 21% from the closing sales price of $42.84 on December 31, 2021 used to calculate the increase in value of outstanding equity awards, which increase in value is included in the amounts in columns (c) and (e) in the Pay vs. Performance Table below, as compared to the Summary Compensation Table which does not include amounts for increases or decreases in values of outstanding equity awards. For 2023, the decrease in the Compensation Actually Paid to the PEO and the Non-PEO NEOs over the Summary Compensation Table totals for the PEO and the Non-PEO NEOs was primarily due to the change in the share price of the Company’s Common Stock from the closing sales price of $51.84 on the last business day of 2022 (December 31, 2022) to the closing sales price of $45.25 the on the last business day of 2023 (December 29, 2023), which resulted in a reduction in value of equity awards outstanding as of December 31, 2023 and therefore a reduction in compensation actually paid in columns (c) and (e) in the Pay vs. Performance table below as compared to columns (b) and (d) from the Summary Compensation Table.

							Value of Initial Fixed $100 Investment Based On:
(a)	(b)(1)	(b)(1)	(c)(1)(2)	(c)(1)(3)	(d)(4)	(e)(4)(5)	(f)(6)	(g)(7)	(h)(8)	(i)(9)
Year	Summary Compensation Table Total for First PEO (Allott)	Summary Compensation Table Total for Second PEO (Greenlee)	Compensation Actually Paid to First PEO (Allott)	Compensation Actually Paid to Second PEO (Greenlee)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Company Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Dollars in thousands)	Adjusted EBITDA (Dollars in thousands)

2024	N/A	$7,210,347	N/A	$8,846,516	$2,452,459	$2,796,831	$180.13	$136.68	$276,377	$881,460
2023	N/A	$4,966,705	N/A	$4,152,625	$1,875,725	$1,324,478	$154.21	$118.91	$325,965	$870,694
2022	N/A	$7,902,867	N/A	$9,811,477	$2,261,771	$3,052,252	$173.91	$110.49	$340,848	$964,034
2021	$6,242,894	$2,931,122	$8,314,969	$3,705,740	$1,660,604	$2,306,732	$141.75	$134.41	$359,081	$846,441
2020	$5,928,906	N/A	$8,400,607	N/A	$2,067,088	$2,487,955	$121.08	$121.14	$308,722	$766,836

(1)
The Company’s PEO for 2020 was Mr. Allott. On July 1, 2021, the Board of Directors of the Company elected and appointed Mr. Greenlee as Chief Executive Officer of the Company, effective September 1, 2021, succeeding Mr. Allott in such position. Therefore, in 2021 the first PEO of the Company was Mr. Allott and the second PEO of the Company was Mr. Greenlee. The Company’s PEO for 2024, 2023 and 2022 was Mr. Greenlee.

(2)
To determine the compensation actually paid to Mr. Allott for 2021, Mr. Allott’s total compensation for 2021 in the Summary Compensation Table was reduced by $3,602,550 for equity awards and then $5,674,625 was added back for equity awards
, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Allott for 2020, Mr. Allott’s total compensation for 2020 in the Summary Compensation Table was reduced by $3,417,295 for equity awards and then $5,888,996 was added back for equity awards, including for equity awards granted in previous years.

(3)
To determine the compensation actually paid to Mr. Greenlee for 2024, Mr. Greenlee’s total compensation for 2024 in the Summary Compensation Table was reduced by $4,864,674 for equity awards and then $6,500,843 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2023, Mr. Greenlee’s total compensation for 2023 in the Summary Compensation Table was reduced by $3,239,250 for equity awards and then $2,425,170 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2022, Mr. Greenlee’s total compensation for 2022 in the Summary Compensation Table was reduced by $5,736,680 for equity awards and then $7,645,290 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2021, Mr. Greenlee’s total compensation for 2021 in the Summary Compensation Table was reduced by $1,276,223 for equity awards and then $2,050,841 was added back for equity awards, including for equity awards granted in previous years.

(4)
The Company’s Non-PEO NEOs for 2024 were Robert B. Lewis, Frank W. Hogan, III, Kimberly I. Ulmer and Thomas J. Snyder. The Company’s Non-PEO NEOs for 2023 were Robert B. Lewis, Frank W. Hogan, III, Kimberly I. Ulmer, Jay A. Martin and Thomas J. Snyder. The Company’s Non-PEO NEOs for 2022 and 2021 were Robert B. Lewis, Frank W. Hogan, III, Jay A. Martin and Thomas J. Snyder. The Company’s Non-PEO NEOs for 2020 were Adam J. Greenlee, Robert B. Lewis, Frank W. Hogan, III and Thomas J. Snyder.

(5)
To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2024, the Company’s Non-PEO NEOs’ average total compensation for 2024 in the Summary Compensation Table was reduced by $1,269,952 for equity awards and $222,810 for pension benefits and then $1,745,559 was added back for equity awards, including for equity awards granted in previous years, and $91,575 was added back for pension benefits. To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2023, the Company’s Non-PEO NEOs’ average total compensation for 2023 in the Summary Compensation Table was reduced by $956,967 for equity awards and $351,637 for pension benefits and then $673,725 was added back for equity awards, including for equity awards granted in previous years, and $83,631 was added back for pension benefits. To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2022, the Company’s Non-PEO NEOs’ average total compensation for

2022 in the Summary Compensation Table was reduced by $1,181,325 for equity awards and $0 for pension benefits and then $1,894,706 was added back for equity awards, including for equity awards granted in previous years, and $77,100 was added back for pension benefits. To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2021, the Company’s Non-PEO NEOs’ average total compensation for 2021 in the Summary Compensation Table was reduced by $701,347 for equity awards and $51,257 for pension benefits and then $1,317,304 was added back for equity awards, including for equity awards granted in previous years, and $81,428 was added back for pension benefits. To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2020, the Company’s Non-PEO NEOs’ average total compensation for 2020 in the Summary Compensation Table was reduced by $821,520 for equity awards and $386,444 for pension benefits and then $1,557,743 was added back for equity awards, including for equity awards granted in previous years, and $71,088 was added back for pension benefits.

(6)	The Company Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2020 and that all dividends are reinvested.

(7)
The Peer Group Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2020 and that all dividends are reinvested. The companies in the Peer Group Total Shareholder Return, or the Peer Group, consist of the companies that make up the Dow Jones US Containers & Packaging Index, which are: Amcor plc, AptarGroup Inc., Avery Dennison Corporation, Ball Corporation, Berry Global Group Inc., Crown Holdings Inc., Graphic Packaging Holding Company, International Paper Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Smurfit WestRock plc and Sonoco Products Company. The Dow Jones US Containers & Packaging Index is weighted on the basis of market capitalization.

(8)	The net income of the Company in 2024 included $51.1 million of higher rationalization charges and $28.4 million of higher costs attributable to announced acquisitions as compared to 2023.

(9)
In the Company’s assessment, for the most recently completed fiscal year, Adjusted EBITDA represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance. Adjusted EBITDA is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions, the impact from any foreign currency devaluations and other pension income (expense) from U.S. pension plans, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses. For 2022, 2021 and 2020, Adjusted EBITDA was calculated in the same manner as it was for 2024 and 2023 except that other pension income from U.S. pension plans of $47.5 million, $53.5 million and $41.1 million in such years, respectively, was included in and not excluded from Adjusted EBITDA in such years.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The Company’s Non-PEO NEOs for 2024 were Robert B. Lewis, Frank W. Hogan, III, Kimberly I. Ulmer and Thomas J. Snyder. The Company’s Non-PEO NEOs for 2023 were Robert B. Lewis, Frank W. Hogan, III, Kimberly I. Ulmer, Jay A. Martin and Thomas J. Snyder. The Company’s Non-PEO NEOs for 2022 and 2021 were Robert B. Lewis, Frank W. Hogan, III, Jay A. Martin and Thomas J. Snyder. The Company’s Non-PEO NEOs for 2020 were Adam J. Greenlee, Robert B. Lewis, Frank W. Hogan, III and Thomas J. Snyder.
Peer Group Issuers, Footnote			The Peer Group Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2020 and that all dividends are reinvested. The companies in the Peer Group Total Shareholder Return, or the Peer Group, consist of the companies that make up the Dow Jones US Containers & Packaging Index, which are: Amcor plc, AptarGroup Inc., Avery Dennison Corporation, Ball Corporation, Berry Global Group Inc., Crown Holdings Inc., Graphic Packaging Holding Company, International Paper Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Smurfit WestRock plc and Sonoco Products Company. The Dow Jones US Containers & Packaging Index is weighted on the basis of market capitalization.
Adjustment To PEO Compensation, Footnote
(2)
To determine the compensation actually paid to Mr. Allott for 2021, Mr. Allott’s total compensation for 2021 in the Summary Compensation Table was reduced by $3,602,550 for equity awards and then $5,674,625 was added back for equity awards
, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Allott for 2020, Mr. Allott’s total compensation for 2020 in the Summary Compensation Table was reduced by $3,417,295 for equity awards and then $5,888,996 was added back for equity awards, including for equity awards granted in previous years.

(3)
To determine the compensation actually paid to Mr. Greenlee for 2024, Mr. Greenlee’s total compensation for 2024 in the Summary Compensation Table was reduced by $4,864,674 for equity awards and then $6,500,843 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2023, Mr. Greenlee’s total compensation for 2023 in the Summary Compensation Table was reduced by $3,239,250 for equity awards and then $2,425,170 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2022, Mr. Greenlee’s total compensation for 2022 in the Summary Compensation Table was reduced by $5,736,680 for equity awards and then $7,645,290 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2021, Mr. Greenlee’s total compensation for 2021 in the Summary Compensation Table was reduced by $1,276,223 for equity awards and then $2,050,841 was added back for equity awards, including for equity awards granted in previous years.

Non-PEO NEO Average Total Compensation Amount			$ 2,452,459	$ 1,875,725	$ 2,261,771	$ 1,660,604	$ 2,067,088
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,796,831	1,324,478	3,052,252	2,306,732	2,487,955
Adjustment to Non-PEO NEO Compensation Footnote
(5)
To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2024, the Company’s Non-PEO NEOs’ average total compensation for 2024 in the Summary Compensation Table was reduced by $1,269,952 for equity awards and $222,810 for pension benefits and then $1,745,559 was added back for equity awards, including for equity awards granted in previous years, and $91,575 was added back for pension benefits. To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2023, the Company’s Non-PEO NEOs’ average total compensation for 2023 in the Summary Compensation Table was reduced by $956,967 for equity awards and $351,637 for pension benefits and then $673,725 was added back for equity awards, including for equity awards granted in previous years, and $83,631 was added back for pension benefits. To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2022, the Company’s Non-PEO NEOs’ average total compensation for

2022 in the Summary Compensation Table was reduced by $1,181,325 for equity awards and $0 for pension benefits and then $1,894,706 was added back for equity awards, including for equity awards granted in previous years, and $77,100 was added back for pension benefits. To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2021, the Company’s Non-PEO NEOs’ average total compensation for 2021 in the Summary Compensation Table was reduced by $701,347 for equity awards and $51,257 for pension benefits and then $1,317,304 was added back for equity awards, including for equity awards granted in previous years, and $81,428 was added back for pension benefits. To determine the average compensation actually paid to the Company’s Non-PEO NEOs for 2020, the Company’s Non-PEO NEOs’ average total compensation for 2020 in the Summary Compensation Table was reduced by $821,520 for equity awards and $386,444 for pension benefits and then $1,557,743 was added back for equity awards, including for equity awards granted in previous years, and $71,088 was added back for pension benefits.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the three financial performance measures that represent the most important financial performance measures used by our Compensation Committee to link compensation actually paid to the Company’s NEOs to the Company’s performance for the year ended December 31, 2024:

Financial Performance Measures

Adjusted EBITDA(1)
Adjusted EBIT(2)
Adjusted Earnings Per Diluted Share(3)

(1)
Adjusted EBITDA for 2024 is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions, the impact from any foreign currency devaluations and other pension income (expense) from U.S. pension plans, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses.

(2)
Adjusted EBIT for 2024 is calculated from the Company’s audited financial statements as income before interest and taxes and rationalization charges, the foreign currency impact from certain intercompany agreements, the impact from any foreign currency devaluations, costs attributed to announced acquisitions, acquired intangible asset amortization expense, other pension income (expense) for U.S. pension plans, and subject to further adjustment as determined by the Compensation Committee for unusual gains, unusual losses and unusual business impacts and acquisitions and/or divestitures.

(3)
Adjusted Earnings Per Diluted Share for 2024 is calculated from the Company’s audited financial statements as net income per diluted share excluding acquired intangible asset amortization expense, other pension income (expense) for U.S. pension plans and rationalization charges.

Total Shareholder Return Amount			$ 180.13	154.21	173.91	141.75	121.08
Peer Group Total Shareholder Return Amount			136.68	118.91	110.49	134.41	121.14
Net Income (Loss)			$ 276,377,000	$ 325,965,000	$ 340,848,000	$ 359,081,000	$ 308,722,000
Company Selected Measure Amount			881,460,000	870,694,000	964,034,000	846,441,000	766,836,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(9)
In the Company’s assessment, for the most recently completed fiscal year, Adjusted EBITDA represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance. Adjusted EBITDA is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions, the impact from any foreign currency devaluations and other pension income (expense) from U.S. pension plans, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses. For 2022, 2021 and 2020, Adjusted EBITDA was calculated in the same manner as it was for 2024 and 2023 except that other pension income from U.S. pension plans of $47.5 million, $53.5 million and $41.1 million in such years, respectively, was included in and not excluded from Adjusted EBITDA in such years.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBIT
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Diluted Share
Mr. Allott [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 6,242,894	$ 5,928,906
PEO Actually Paid Compensation Amount						8,314,969	$ 8,400,607
PEO Name		Mr. Allott					Mr. Allott
Mr. Greenlee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,210,347	$ 4,966,705	$ 7,902,867	2,931,122
PEO Actually Paid Compensation Amount			$ 8,846,516	$ 4,152,625	$ 9,811,477	3,705,740
PEO Name	Mr. Greenlee		Mr. Greenlee	Mr. Greenlee	Mr. Greenlee
PEO | Mr. Allott [Member] | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,602,550)	$ (3,417,295)
PEO | Mr. Allott [Member] | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						5,674,625	5,888,996
PEO | Mr. Greenlee [Member] | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (4,864,674)	$ (3,239,250)	$ (5,736,680)	(1,276,223)
PEO | Mr. Greenlee [Member] | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,500,843	2,425,170	7,645,290	2,050,841
Non-PEO NEO | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,269,952)	(956,967)	(1,181,325)	(701,347)	(821,520)
Non-PEO NEO | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,745,559	673,725	1,894,706	1,317,304	1,557,743
Non-PEO NEO | Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			222,810	351,637	0	51,257	386,444
Non-PEO NEO | Added back for Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 91,575	$ 83,631	$ 77,100	$ 81,428	$ 71,088